SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

3. SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

1. Critical accounting estimates

        A critical accounting estimate is an estimate that is both important to the presentation of the Group's financial position and requires management's most difficult, subjective or complex judgments, often as a result of the need to determine estimates and develop assumptions about the outcome of matters that are inherently uncertain.

        Management evaluates such estimates on an on-going basis, based upon historical results, historical experience, trends, consultations with experts, forecasts of the future, and other methods which management considers reasonable under the circumstances. Management considers the accounting estimates discussed below to be its critical accounting estimates, and, accordingly, provides an explanation of each.

2. Depreciation and amortization of non-current assets

        Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and management views on the trends and pace of development may change over time. Some of the assets and technologies, in which the Group invested several years ago, are still in use and provide the basis for the new technologies. Critical estimates in the evaluations of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on churn, the remaining license period and the expected developments in technology and markets.

        The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other important relevant factors. The actual economic lives of intangible assets may be different from useful lives estimated by management, thereby resulting in a different carrying value of intangible assets with finite lives.

        The Group continues to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively. See Notes 11 and 14 for further information.

3. Impairment of non-current assets

        The Group has made significant investments in property, plant and equipment, intangible assets, goodwill and other investments.

        Pursuant to IAS 36, goodwill and other intangible assets with indefinite useful lives and intangible assets not yet brought into use must be tested for impairment annually or more often if indicators of impairment exist. Other assets are tested for impairment when circumstances indicate that there may be a potential impairment.

        Estimating recoverable amounts of assets and CGUs must, in part, be based on management's evaluations, including the determination of the appropriate CGUs, the discount rate, estimates of future performance, the revenue generating capacity of the assets, timing and amount of future purchases of property and equipment, assumptions of the future market conditions and the long-term growth rate into perpetuity (terminal value). Changing the assumptions selected by management, in particular, the discount rate and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group's impairment evaluation and hence results.

        All of the Group's operations are in countries with emerging markets. The political and economic situation in these countries may change rapidly and potentially have a significant impact on these countries. Changing state of the world economy, and increased macroeconomic risks, impact management's assessment of cash flow forecasts and the discount rates applied.

        There are significant variations between different markets with respect to growth, mobile penetration, Average Revenue Per User ("ARPU"), market share and similar parameters, resulting in differences in operating margins. The future developments of operating margins are important in the Group's impairment assessments, and the long-term estimates of these margins are highly uncertain.

        See Notes 12 and 13 for further information about goodwill and impairment test.

4. Fair value of financial instruments

        Where the fair value of financial assets and financial liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flow models. The inputs to these models are taken from observable markets where possible, but when this is not feasible, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments. See Note 18 for further information.

5. Provisions and contingencies

        The Group is subject to various legal proceedings, disputes and claims, including regulatory discussions related to the Group's business, licenses, tax positions and investments, where the outcomes are subject to significant uncertainty. In addition, significant uncertainty exists in relation of employee bonuses and other rewards, which depend on their individual performance and Group's results. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss or related expense. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded or to be recorded for a matter that has not been previously recorded because it was not considered probable.

        See Note 17 and Note 30 for further information.